Restructuring - Net Restructuring Expense by Division (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2018	Mar. 31, 2018
Net Restructuring Expense by Division
Provisions for restructuring	€ (597)	€ (624)